Note 13 - Retirement and Pension Plans	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
13.	RETIREMENT AND PENSION PLANS

The Company has a savings plan that qualifies under Section
401
(k) of the US Internal Revenue Code. Participating employees may
defer up to the US Internal Revenue Service statutory limit amounts of pretax salary. The Company may
make voluntary contributions to the savings plan but has made no
contributions since the inception of the savings plan in
1997.

The Company also participates in mandatory pension funds and social insurance schemes, if applicable, for employees in jurisdictions in which other subsidiaries or offices are located to comply with local statutes and practices. For the years ended
December 31, 2018,
2017,
and
2016,
pension costs charged to income in relation to the contributions to these schemes were
$1,236,000,
$1,053,000,
and
$984,000,
respectively. The Company adopted a defined benefit pension plan and established an employee pension fund committee for certain employees of O
2
Micro-Taiwan who are subject to the Taiwan Labor Standards Law (“Labor Law”) to comply with local requirements. This benefit pension plan provides benefits based on years of service and average salary computed based on the final six
months of employment. The Labor Law requires the Company to contribute between
2%
to
15%
of employee salaries to a government specified plan, which the Company currently makes monthly contributions equal to
2%
of employee salaries. Contributions are required to be deposited in the name of the employee pension fund committee with the Bank of Taiwan.

The government is responsible for the administration of all the defined benefit plans for the companies in Taiwan under the Labor Standards Law. The government also sets investment policies and strategies, determines investment allocation and selects investment managers. As of
December 31, 2018
and
2017,
the asset allocation was primarily in cash, equity securities and debt securities. Furthermore, under the Labor Standards Law, the rate of return on assets shall not
be less than the average interest rate on a
two
-year time deposit published by the local banks and the government is responsible for any shortfall in the event that the rate of return is less than the required rate of return. However, information on how investment allocation decisions are made, inputs and valuation techniques used to measure the fair value of plan assets, the effect of fair value measurements using significant unobservable inputs on changes in plan assets for the period and significant concentrations of risk within plan assets is not
fully made available to the companies by the government. Therefore, the Company is unable to provide the required fair value disclosures related to pension plan assets.

The percentage of major category of plan assets as of
December 31, 2018
and
2017
were as follows:

	December 31
	2018	2017

Cash	14%	20%
Debt securities	28%	30%
Equity securities	51%	43%

Changes in projected benefit obligation and plan assets for the years ended
December 31, 2018,
2017
and
2016
were as follows:
(In Thousands)

	Years Ended December 31
	2018	2017	2016

Projected benefit obligation, beginning of the year	$1,026	$877	$838
Service cost	4	3	3
Interest cost	10	14	13
Benefits paid	-	-	-
Actuarial loss	10	58	8
Effect of changes in foreign exchange rate	(32)	74	15

Projected benefit obligation, end of the year	$1,018	$1,026	$877

Fair value of plan assets, beginning of the year	$671	$596	$566
Employer contributions	20	19	16
Actual return on plan assets	27	6	4
Effect of changes in foreign exchange rate	(21)	50	10

Fair value of plan assets, end of the year	$697	$671	$596

The component of net periodic benefit cost was as follows:

(In Thousands)

	Years Ended December 31
	2018	2017	2016

Service cost	$4	$3	$3
Interest cost	10	14	13
Expected return on plan assets	(10)	(11)	(10)
Amortization of net pension loss	6	3	1

Net periodic benefit cost	$10	$9	$7

The funded status of the plan was as follows:
(In Thousands)

	December 31
	2018	2017

Accumulated benefit obligation	$(852)	$(846)

Project benefit obligation	(1,018)	(1,026)
Plan assets at fair value	697	671

Funded status of the plan	$(321)	$(355)

The actuarial assumptions to determine the benefit obligations were as follows:

	December 31
	2018	2017

Discount rate	0.8%	1.0%
Rate of compensation increases	2.0%	2.0%

The actuarial assumptions to determine the net periodic benefit cost were as follows:

	Years Ended December 31
	2018	2017	2016

Discount rate	1.0%	1.0%	1.5%
Rate of compensation increases	2.0%	2.0%	2.0%
Expected long-term rate of return on plan assets	1.5%	1.5%	1.8%

The expected long-term rate of return shown for the plan assets was weighted to reflect a two
-year deposit interest rate of local banking institutions.

Estimated future benefit payments are as follows:
(In Thousands)

Year

2019	$16
2020	39
2021	21
2022	156
2023 and thereafter	382